Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

	Furniture and office equipment	Computers and electronic equipment	Leasehold improvements	Molds and production equipment	Total
Cost
As of January 1, 2023	451	289	70	1,155	1,965
Additions	2	2	-	1	3
As of December 31, 2023	451	291	70	1,156	1,968
Additions	41	16	22	33	112
Derecognitions	-	-	(69)	-	(69)
As of December 31, 2024	492	307	23	1,189	2,011

Accumulated depreciation
As of January 1, 2023	443	280	59	1,036	1,818
Additions	1	4	6	45	56
As of December 31, 2023	444	284	65	1,081	1,874
Additions	2	7	2	30	41
Derecognitions	-	-	(65)	-	(65)
As of December 31, 2024	446	291	2	1,111	1,850

Amortized cost
As of December 31, 2024	46	16	21	78	161

As of December 31, 2023	7	7	8	75	94